Related Party Transactions	12 Months Ended
Jun. 30, 2022
Disclosure Of Related Party [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Key management personnel compensation

	Year ended June 30,
	2022	2021
Salaries, bonus, and short-term employment benefits	$6,047	$2,370
Share-based compensation	4,922	3,308
	$10,969	$5,678
For the year ended June 30, 2022, 15 individuals (2021 – 11 individuals) were included in key management personnel, inclusive of the Company’s Board of Directors.